Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Borrowed Funds [Abstract]
Schedule Of Borrowed Funds

	2013	2012
Federal Home Loan Bank (FHLB):
Secured note, with interest at 2.74%, due December 2013	$0	$5,000
Secured note, with interest at 4.26%, due March 2014	3,031	0
Secured note, with interest at 2.79%, due October 2014	1,021	0
Secured note, with interest at 4.45%, due February 2017	5,000	5,000
Secured note, with interest at 1.87%, due February 2021	1,224	0

	10,276	10,000
Great Lakes Bankers Bank (GLBB):
Term note payable in quarterly installments of $337,000 including interest at the greater of prime rate or 4.5% with any remaining principal due January 1, 2017. Loan is secured by certain assets of the Corporation as stated in the pledge agreement dated
October 20, 2011.	4,070	5,199

Total	$14,346	$15,199

Future Maturities Of Borrowed Funds

2014	$5,233
2015	1,236
2016	1,293
2017	5,360
2021	1,224

Total	$14,346